ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE
3.	ACCOUNTS RECEIVABLE

Accounts receivable represents amounts due from customers in the ordinary course of business, primarily from e-commerce platform sales.

As of March 31, 2026 and December 31, 2025, accounts receivable was $505 and $427, respectively. No allowance for credit losses was recorded, as balances are immaterial and short-term in nature.

3.	ACCOUNTS RECEIVABLE

Accounts receivable represent amounts due from customers arising in the ordinary course of business, primarily related to revenues generated from e-commerce platform sales and service arrangements.

As of December 31, 2025 and 2024, accounts receivable were $427 and $54,302, respectively. The outstanding balances primarily relate to receivables from third-party e-commerce platforms and customers for completed transactions.

The Company evaluates accounts receivable for expected credit losses in accordance with ASC 326 using a loss-rate method based on historical collection experience, current conditions, and reasonable and supportable forecasts. As of December 31, 2025 and 2024, all accounts receivable were aged less than 180 days.

Based on this assessment, the Company determined that an allowance for credit losses was not material as of December 31, 2025 and 2024.